Concentration and Risk (Tables)	6 Months Ended
Jun. 30, 2023
Concentration and Risk
Schedule of components of cash and cash equivalents and restricted cash maintained at bank

	As of December 31,	As of June 30
	2022	2023
	RMB	RMB
RMB denominated bank deposits with:
Financial Institutions in the PRC	114,589	77,678
HKD denominated bank deposits with:
Financial Institutions in the Hong Kong	334	238
U.S. dollar denominated bank deposits with:
Financial Institutions in the Hong Kong	57,421	55,741
Financial Institutions in the PRC	10,401	10,860